Assets and Liabilities for insurance and reinsurance contracts - Summary of caption is comprised (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	S/ 0	S/ 0
Liabilities	12,205,641	11,227,845
Net	12,205,641	11,227,845
Total insurance contracts issued and reinsurance contracts held assets	(26,287)	(34,053)	S/ (53,849)
Total insurance contracts issued and reinsurance contracts held liabilities	12,207,536	11,231,321
Total insurance contracts issued and reinsurance contracts held net	12,181,249	11,197,268
Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Net	11,301,149	10,337,035		S/ 12,063,449
Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	(26,287)	(34,053)
Liabilities	1,895	3,476
Net	(24,392)	(30,577)
Insurance contracts issued [member] | Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	0	0
Liabilities	12,000,220	11,022,665
Net	12,000,220	11,022,665
Insurance contracts issued [member] | Liability for incurred claims [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	0	0
Liabilities	205,421	205,180
Net	S/ 205,421	S/ 205,180